Transactions with Related Parties - Allseas (Details)				1 Months Ended		5 Months Ended		2 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Allseas Marine SA USD ($)	Jun. 30, 2013 Allseas Marine SA EUR (€)	Jun. 01, 2013 Allseas Marine SA EUR (€)	Dec. 31, 2012 Allseas Marine SA USD ($)	Feb. 15, 2013 Loretto USD ($)	Jun. 30, 2013 Executive Services USD ($)	Jun. 30, 2012 Executive Services USD ($)	Dec. 31, 2012 Letter of Guarantee USD ($)	Dec. 31, 2012 Innovation Holdings S.A.
Related Party Transaction [Line Items]
Capitalized expenses	$ 404,820		$ 952,344
Daily management fee				860.16	661.15	652.02
Euro / U.S. dollar exchange rate				1.3010	1.3010
Common stock - shares issued								98,039				4,901,961
Share based compensation								335,784
Incentive compensation paid to executives									1,960,500	0
Due from related parties	$ 2,444,938	$ 2,508,195		$ 2,444,938			$ 2,508,195				$ 1,280,000